B6 Customer contract related balances (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions

Trade receivables, customer finance, contract assets, contract liabilities and deferred sales commissions
	2022	2021
Customer finance credits 1)	5,370	3,287
Trade receivables 2)	48,413	45,399
Contract assets	9,843	10,506
Contract liabilities	42,251	32,834
Deferred sales commissions 3)	754	316

1)	Of the total Customer finance credits balance, SEK 4,955 (2,719) million is current
2)	Total trade receivables include SEK 70 (0) million relating to associated companies.
3)
Of the total Deferred sales commissions balance SEK 345 (316) million is current. The non-current
balance is presented within Other financial assets,
non-current
(see note F3 “Financial assets,
non-current”)
and the current balance is presented within Other current receivables (see note B7 “Other current receivables”).

Summary of Significant Movements in Contract Assets and Liabilities

Revenue recognized in the period
	2022	2021
Revenue recognized relating to the opening contract liability balance	25,601	19,745
Revenue recognized relating to performance obligations satisfied, or partially satisfied, in prior reporting periods	(7)	(186)

Transaction price allocated to the remaining performance obligations
	2022	2021
Aggregate amount of transaction price allocated to unsatisfied, or partially unsatisfied, performance obligations	169,609	138,234